Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") - Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding (Detail) - shares shares in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Basic weighted average number of shares outstanding	448,694	446,021
Diluted weighted average number of shares outstanding	450,070	446,930
Share purchase options [member]
Earnings per share [line items]
Restricted share units	1,003	627
Restricted stock units [member]
Earnings per share [line items]
Restricted share units	373	282